CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Share-based compensation expenses	$ 37.3	RUB 2,718	RUB 1,210	RUB 754
Cost of revenues
Share-based compensation expenses	2.3	168	101	61
Product development
Share-based compensation expenses	25.5	1,860	780	435
Sales, general and administrative
Share-based compensation expenses	$ 9.5	RUB 690	RUB 329	RUB 258